Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 — SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ CODM are Ms. Wang, the Chairwoman of the Board of Directors and Mr. Hu, CEO.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries has determined that it has two operating segments: (i) educational content services and other services. (ii) IT related solution services.

The following table presents revenue by segments for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the Year Ended December 31, 2022
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	300,808,236	204,916,075	505,724,311
Cost of revenue and related tax	(278,136,091)	(233,129,243)	(511,265,334)
Gross profit	22,672,145	(28,213,168)	(5,541,023)
Depreciation and amortization	51,190	3,905,647	3,956,837
Net loss	(1,616,559)	(194,966,487)	(196,583,046)
	For the Year Ended December 31, 2023
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	368,798,818	71,373,814	440,536,632
Cost of revenue and related tax	(323,533,990)	(100,811,626)	(424,345,616)
Gross profit	45,264,828	(29,073,812)	16,191,016
Depreciation and amortization	251,572	—	251,572
Net loss	(304,403,355)	(78,409,908)	(382,813,263)

	For the Year Ended December 31, 2024
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	218,765,146	30,066,311	248,831,457
Cost of revenue and related tax	(194,497,858)	(7,493,262)	(201,991,119)
Gross profit	24,267,288	22,573,049	46,840,338
Depreciation and amortization	299,774	—	299,774
Net loss	(29,321,964)	(4,089,008)	(33,410,972)

	December 31, 2023	December 31, 2024
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	1,257,860	955,974
Educational content service and other services	—	—
Total	1,257,860	955,974

Substantially the majority of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.